PROSPECTUS


              December 15, 2003, as supplemented February 18, 2004


                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC (JNL Variable Fund). JNL Variable Fund offers interests in separate Funds, which are comprised of Sector Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.


         JNL/Mellon Capital Management Communications Sector Fund
         JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Energy Sector Fund
         JNL/Mellon Capital Management Financial Sector Fund
         JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.


This prospectus was supplemented on February 18, 2004, to reflect a change in sub-advisor to Mellon Capital Management Corporation. No other information has been updated.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC......................................................................1


         JNL/Mellon Capital Management Communications Sector Fund.................................................1

         JNL/Mellon Capital Management Consumer Brands Sector Fund................................................5

         JNL/Mellon Capital Management Energy Sector Fund.........................................................9

         JNL/Mellon Capital Management Financial Sector Fund.....................................................13

         JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund.....................................17

         JNL/Mellon Capital Management Technology Sector Fund....................................................21


         More About the Investment Objectives and Risks of All Funds.............................................25

Management of the JNL Variable Fund..............................................................................26

         Investment Adviser......................................................................................26

         Investment Sub-Adviser..................................................................................27

Administrative Fee...............................................................................................28

Classes of Shares................................................................................................28

Rule 12b-1 Plan..................................................................................................28

Investment in Fund Interests.....................................................................................29

Redemption of Fund Interests.....................................................................................29

Tax Status.......................................................................................................30

         General.................................................................................................30

         Internal Revenue Service Diversification Requirements...................................................30

Financial Highlights.............................................................................................30


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                      (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC


JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND (formerly JNL/Curian Communications Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund (Communications Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Communications Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Telecommunications Index of at least 0.95 before deduction of the Communications Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Communications Sector Fund and Dow Jones US Telecommunications Index performance. Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Telecommunications Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US
          Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above.
          Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004 reflect the results achieved by prior sub-advisers.

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

      [OBJECT OMITTED]

        -26.97%                   -47.46%               -45.60%

         2000                      2001                  2002

*The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- ---------------------- -------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- ---------------------- -------------------

JNL/Mellon Capital Management Communications Sector Fund             -45.60%               -28.16%
Dow Jones US Telecommunications Index                                -36.31%               -27.27%
AMEX North American Telecommunications Index                         -43.48%               -23.10%

------------------------------------------------------------- ---------------------- -------------------

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The AMEX North American Telecommunications Index is an equal-dollar weighted index of 16 U.S., Mexican and Canadian companies that are involved in telecommunications-related services or manufacturing.


*The Fund began operations on July 2, 1999. As of December 15, 2003, Curian Capital, LLC replaced First Trust Advisors L.P. as the sub adviser to this Fund. Returns shown for the period prior to December 15, 2003, reflect the results achieved by the prior sub adviser.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------- -----------------------
                                                                                    CLASS B
---------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                         0.52%

---------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                         0%
---------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------- -----------------------
Other Expenses                                                                         0.01%
---------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                   0.53%

---------------------------------------------------------------------------- -----------------------


*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------- --------------------
EXPENSE EXAMPLE                                             CLASS B
----------------------------------------------------------- --------------------
----------------------------------------------------------- --------------------

1 Year                                                      $54

----------------------------------------------------------- --------------------
----------------------------------------------------------- --------------------

3 Years                                                     $170

----------------------------------------------------------- --------------------
----------------------------------------------------------- --------------------

5 Years                                                     $296

----------------------------------------------------------- --------------------
----------------------------------------------------------- --------------------

10 Years                                                    $665

----------------------------------------------------------- --------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Communications Sector Fund may also invest to some degree in money market instruments.


The performance of the Communications Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND (formerly /JNL/Curian Consumer Brands Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund (Consumer Brands Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer, Cyclical Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer, Cyclical Index in proportion to their market capitalization weighting in the Dow Jones US Consumer, Cyclical Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Consumer, Cyclical Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Consumer Brands Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Consumer, Cyclical Index of at least 0.95 before deduction of the Consumer Brands Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Consumer Brands Sector Fund and Dow Jones US Consumer, Cyclical Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer, Cyclical Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer, Cyclical Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer, Cyclical Index is a subset of the benchmark Dow Jones US U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Consumer, Cyclical Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer, Cyclical Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004 reflect the results achieved by prior sub-advisers.


     ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

      [OBJECT OMITTED]

        7.96%                   -8.63%                 -5.94%

        2000                    2001                    2002

*The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

During the period covered, the Fund's highest quarterly return was 11.82% (4th quarter of 2000) and its lowest quarterly return was -15.22% (1st quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------

JNL/Mellon Capital Management Consumer Brands Sector Fund             -5.94%               -3.41%
Dow Jones US Consumer, Cyclical Index                                -26.63%              -11.19%
Morgan Stanley Consumer Index                                        -11.09%               -1.97%

------------------------------------------------------------- --------------------- --------------------

The Dow Jones US Consumer, Cyclical Index is a subset of the benchmark Dow Jones US U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

The Morgan Stanley Consumer Index is an equally-weighted index of 30 U.S. common stocks designed to measure performance of consumer-oriented, stable growth industries through changes in the average return of the component stocks.


*The Fund began operations on July 2, 1999. As of December 15, 2003, Curian Capital, LLC replaced First Trust Advisors L.P. as the sub adviser to this Fund. Returns shown for the period prior to December 15, 2003, reflect the results achieved by the prior sub adviser.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------- -----------------------
                                                                                   CLASS B
--------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                        0.52%

--------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                        0%
--------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------- -----------------------

Other Expenses                                                                        0.02%

--------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                  0.54%

--------------------------------------------------------------------------- -----------------------


*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------- ---------
EXPENSE EXAMPLE                                                        CLASS B
---------------------------------------------------------------------- ---------
---------------------------------------------------------------------- ---------

1 Year                                                                 $55

---------------------------------------------------------------------- ---------
---------------------------------------------------------------------- ---------

3 Years                                                                $173

---------------------------------------------------------------------- ---------
---------------------------------------------------------------------- ---------

5 Years                                                                $302

---------------------------------------------------------------------- ---------
---------------------------------------------------------------------- ---------

10 Years                                                               $677

---------------------------------------------------------------------- ---------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.


The performance of the Consumer Brands Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND (formerly JNL/Curian Energy Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Energy Sector Fund (Energy Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Energy Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Energy Index. The Energy Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Energy Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Energy Index in proportion to their market capitalization weighting in the Dow Jones US Energy Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Energy Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Energy Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Energy Index of at least 0.95 before deduction of the Energy Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Energy Sector Fund and Dow Jones US Energy Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Energy Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Energy Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Energy Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE ENERGY SECTOR FUND. An investment in the Energy Sector Fund is not guaranteed. As with any mutual fund, the value of the Energy Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Energy Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Energy Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Energy Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Energy Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Energy Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Energy Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Energy Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Energy Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Energy Index to be significantly influenced by a handful of companies. Thus, the Energy Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Energy Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Energy Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Energy Sector Fund and index performance may be affected by the Energy Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Energy Sector Fund's portfolio, the timing of purchases and redemptions of the Energy Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Energy Sector Fund has expenses and other investment considerations that an index does not, the Energy Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004 reflect the results achieved by prior sub-advisers.


     ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

      [OBJECT OMITTED]

        45.18%                  -25.49%                 -3.51%

         2000                    2001                    2002

*The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

During the period covered, the Fund's highest quarterly return was 19.57% (1st quarter of 2000) and its lowest quarterly return was -23.51% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002


------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------

JNL/Mellon Capital Management Energy Sector Fund                      -3.51%                2.01%
Dow Jones US Energy Index                                            -15.40%               -3.25%
AMEX Deutsche Bank Energy Index                                       -4.25%                5.98%

------------------------------------------------------------- --------------------- -------------------

The Dow Jones US Energy Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The AMEX Deutsche Bank Energy Index is an equal-dollar weighted index of 30 widely held companies involved in producing and providing different energy products. The industries represented by these companies are domestic and international oil producers, refiners and transmitters, oil equipment and drillers and natural gas producers.


*The Fund began operations on July 2, 1999. As of December 15, 2003, Curian Capital, LLC replaced First Trust Advisors L.P. as the sub adviser to this Fund. Returns shown for the period prior to December 15, 2003, reflect the results achieved by the prior sub adviser.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------- -----------------------
                                                                                     CLASS B
----------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                          0.52%

----------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                          0%
----------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------- -----------------------

Other Expenses                                                                          0.02%

----------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                    0.54%

----------------------------------------------------------------------------- -----------------------


*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------- --------------------------------------
EXPENSE EXAMPLE                         CLASS B
--------------------------------------- --------------------------------------
--------------------------------------- --------------------------------------

1 Year                                  $55

--------------------------------------- --------------------------------------
--------------------------------------- --------------------------------------

3 Years                                 $173

--------------------------------------- --------------------------------------
--------------------------------------- --------------------------------------

5 Years                                 $302

--------------------------------------- --------------------------------------
--------------------------------------- --------------------------------------

10 Years                                $677

--------------------------------------- --------------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Energy Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Energy Sector Fund may also invest to some degree in money market instruments.


The performance of the Energy Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI has more information about the Energy Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT   FINANCIAL  SECTOR  FUND  (formerly  JNL/Curian
Financial Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund (Financial Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Financial Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Financial Index of at least 0.95 before deduction of the Financial Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Financial Sector Fund and Dow Jones US Financial Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the Investment Company Act of 1940, as amended, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

     o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004 reflect the results achieved by prior sub-advisers.


     ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

      [OBJECT OMITTED]

                27.31%          -11.56%            -14.06%

                 2000            2001                2002

*The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------

JNL/Mellon Capital Management Financial Sector Fund                  -14.06%               -3.97%
Dow Jones US Financial Index                                         -14.37%               -3.85%
S&P Financials Index                                                 -14.64%               -4.40%

------------------------------------------------------------- --------------------- --------------------

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The S&P Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard & Poor's 500 Index.


*The Fund began operations on July 2, 1999. As of December 15, 2003, Curian Capital, LLC replaced First Trust Advisors L.P. as the sub adviser to this Fund. Returns shown for the period prior to December 15, 2003, reflect the results achieved by the prior sub adviser.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------- -----------------------
                                                                                     CLASS B
----------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                          0.52%

----------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                          0%
----------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------- -----------------------
Other Expenses                                                                          0.01%
----------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                    0.53%

----------------------------------------------------------------------------- -----------------------


*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                        CLASS B
------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------

1 Year                                                 $54

------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------

3 Years                                                $170

------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------

5 Years                                                $296

------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------

10 Years                                               $665

------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Financial Sector Fund may also invest to some degree in money market instruments.


The performance of the Financial Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND (formerly JNL/Curian Pharmaceutical/Healthcare Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (Pharmaceutical/Healthcare Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Pharmaceutical/Healthcare Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Pharmaceutical/Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Pharmaceutical/Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Pharmaceutical/Healthcare Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Healthcare Index of at least 0.95 before deduction of the Pharmaceutical/Healthcare Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Pharmaceutical/Healthcare Sector Fund and Dow Jones US Healthcare Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE PHARMACEUTICAL/HEALTHCARE SECTOR FUND. An investment in the Pharmaceutical/Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Pharmaceutical/Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Pharmaceutical/Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Pharmaceutical/Healthcare Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Pharmaceutical/Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Pharmaceutical/Healthcare Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Pharmaceutical/Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Pharmaceutical/Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Pharmaceutical/ Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Pharmaceutical/Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Pharmaceutical/Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Pharmaceutical/Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Pharmaceutical/Healthcare Sector Fund and index performance may be affected by the Pharmaceutical/Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Pharmaceutical/Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the
          Pharmaceutical/Healthcare Sector Fund's shares. Because the Pharmaceutical/Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Pharmaceutical/Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004 reflect the results achieved by prior sub-advisers.


     ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

      [OBJECT OMITTED]

        39.63%                  -6.84%                  -30.62%

         2000                    2001                    2002

*The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

During the period covered, the Fund's highest quarterly return was 13.85% (2nd quarter of 2000) and its lowest quarterly return was -18.72% (2nd quarter of
2002).


     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002


-------------------------------------------------------------- --------------------- -------------------
                                                                      1 YEAR           LIFE OF FUND*
-------------------------------------------------------------- --------------------- -------------------

JNL/Mellon Capital Management Pharmaceutical/Healthcare               -30.62%               -3.62%
Sector Fund
Dow Jones US Healthcare Index                                         -21.85%               -3.97%
Morgan Stanley Health Care Product Index                              -14.86%                3.61%

-------------------------------------------------------------- --------------------- -------------------

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The Morgan Stanley Health Care Product Index is an equal-dollar weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology.


*The Fund began operations on July 2, 1999. As of December 15, 2003, Curian Capital, LLC replaced First Trust Advisors L.P. as the sub adviser to this Fund. Returns shown for the period prior to December 15, 2003, reflect the results achieved by the prior sub adviser.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------- ------------------
                                                                     CLASS B
------------------------------------------------------------- ------------------
------------------------------------------------------------- ------------------

Management/Administrative Fee*                                          0.52%

------------------------------------------------------------- ------------------
------------------------------------------------------------- ------------------
12b-1 Service Fee                                                          0%
------------------------------------------------------------- ------------------
------------------------------------------------------------- ------------------

Other Expenses                                                          0.02%

------------------------------------------------------------- ------------------
------------------------------------------------------------- ------------------

Total Fund Annual Operating Expenses                                    0.54%

------------------------------------------------------------- ------------------


*This fee reflects a reduction in connection withthe approval of Mellon Capital as the new sub-adviser to the Fund.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------- -------------------------------
EXPENSE EXAMPLE                                 CLASS B
----------------------------------------------- -------------------------------
----------------------------------------------- -------------------------------

1 Year                                          $55

----------------------------------------------- -------------------------------
----------------------------------------------- -------------------------------

3 Years                                         $173

----------------------------------------------- -------------------------------
----------------------------------------------- -------------------------------

5 Years                                         $302

----------------------------------------------- -------------------------------
----------------------------------------------- -------------------------------

10 Years                                        $677

----------------------------------------------- -------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Pharmaceutical/Healthcare Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Pharmaceutical/Healthcare Sector Fund may also invest to some degree in money market instruments.


The performance of the Pharmaceutical/Healthcare Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI has more information about the Pharmaceutical/Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND (formerly JNL/Curian Technology Sector Fund)

INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Technology Sector Fund (Technology Sector Fund) is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. This approach is called "replication." When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Technology Sector Fund attempts to achieve a correlation between the performance of its investments and that of the Dow Jones US Technology Index of at least 0.95 before deduction of the Technology Sector Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and Dow Jones US Technology Index performance. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the passive investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

     o INDUSTRY CONCENTRATION RISK. Because the Technology Sector Fund invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004 reflect the results achieved by prior sub-advisers.


     ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

      [OBJECT OMITTED]

        -20.86%                 -44.83%         -37.20%

        2000                     2001            2002

*The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------

JNL/Mellon Capital Management Technology Sector Fund                 -37.20%              -21.88%
Dow Jones US Technology Index                                        -38.82%              -23.34%
Morgan Stanley High Tech Index                                       -43.12%              -18.41%

------------------------------------------------------------- --------------------- -------------------

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The Morgan Stanley High Tech Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors.


*The Fund began operations on July 2, 1999. As of December 15, 2003, Curian Capital, LLC replaced First Trust Advisors L.P. as the sub adviser to this Fund. Returns shown for the period prior to December 15, 2003, reflect the results achieved by the prior sub adviser.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

----------------------------------------------------------------------------------------------------
           ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------- -----------------------
                                                                                    CLASS B
---------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                         0.52%

---------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                         0%
---------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------- -----------------------
Other Expenses                                                                         0.01%
---------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                   0.53%

---------------------------------------------------------------------------- -----------------------


*This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                          CLASS B
-------------------------------------------------------- -----------------------
-------------------------------------------------------- -----------------------

1 Year                                                   $54

-------------------------------------------------------- -----------------------
-------------------------------------------------------- -----------------------

3 Years                                                  $170

-------------------------------------------------------- -----------------------
-------------------------------------------------------- -----------------------

5 Years                                                  $296

-------------------------------------------------------- -----------------------
-------------------------------------------------------- -----------------------

10 Years                                                 $665

-------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Technology Sector Fund may also invest to some degree in money market instruments.


The performance of the Technology Sector Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

TEMPORARY DEFENSIVE STRATEGY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE SECTOR FUNDS.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments.

DERIVATIVES. The sub-adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds, for hedging and risk management.

For the Funds that invest in stocks of foreign companies, the sub-adviser may enter into forward contracts to manage the Funds' exposure to changes in foreign currencies associated with the purchase or sale of such stocks. This strategy seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the underlying value of the hedged security. In addition, this strategy may reduce or eliminate the opportunity to profit from increases in the value of the currency in which a Fund's investment is denominated and may adversely impact a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate.

Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's sub-adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the sub-adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US ENERGY INDEX. The Dow Jones Energy Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER, CYCLICAL INDEX. The Dow Jones US Consumer, Cyclical Index is a subset of the benchmark Dow Jones US U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER

Jackson National Asset Management, LLCSM (JNAM L.L.C.SM or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC, which served as an investment adviser to the JNL Variable Fund until January 31, 2001, when it transferred its duties as investment adviser to the Adviser.


The Adviser has selected Mellon Capital Management Corporation as sub-adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the sub-adviser with the investment objectives and related policies of each Fund and reviews the performance of the sub-adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.


As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Sector Funds are obligated to pay the Adviser the following fees (the fee percentages are identical for each Sector Fund):


AVERAGE DAILY NET ASSETS                           ANNUAL RATE
$0 to $50 million                                       .37%
$50 million to $100 million                             .31%
Over $100 million                                       .28%


INVESTMENT SUB-ADVISER


Mellon Capital Management Corporation ("Mellon Capital"), a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the sub-adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.


The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated sub-advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o performing initial due diligence on prospective sub-advisers for the Funds;

     o    monitoring the performance of sub-advisers;

     o    communicating performance expectations to the sub-advisers; and

     o    ultimately   recommending   to  the  Board  of   Managers   whether  a
          sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. All Funds will seek shareholder approval before relying on the exemptive order.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to the Administrator an Administrative Fee. Each Fund pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of the Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In accord with the Administration Agreement, the Administrator is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The prospectus offers one class of shares. The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN


On September 25, 2003, the Board of Managers of JNL Variable Fund, including all of the "disinterested" Managers (within the meaning of the Investment Company Act of 1940, as amended), approved a Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. At the September 25, 2003, meeting, the Board also approved a Distribution Agreement with JNLD appointing JNLD as the principal underwriter for the Funds and reflecting the terms of the Plan. Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.


                          INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of JNL, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts). An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Variable Fund's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

         o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

         o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

         o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of Sector Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

SECTOR FUNDS

The sole owners of each Sector Fund are one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM that hold interests in the Sector Funds pursuant to variable annuity and variable life insurance contracts. Each Sector Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Sector Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Sector Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Sector Fund are considered separately for purposes of determining whether or not the Sector Fund qualifies as a regulated investment company. Each Sector Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund in order to meet these diversification requirements. See the SAI for more specific information.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in interests of the Funds. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for 2001 and 2002 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2003, has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

 JNL VARIABLE FUNDS (6/30/03 UNAUDITED)
 FINANCIAL HIGHLIGHTS

                                     INCREASE (DECREASE) FROM
                        Net Asset     Investment Operations
                                    -----------------------------------------
                                    -----------------------------------------
                          Value          Net        Net Realized   Total from
        Period          Beginning     Investment    & Unrealized   Investment
        Ended           of Period    Income (Loss)  Gains (Losses) Operations
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND

       06/30/03               $3.15        $0.01         $0.45         $0.46
       12/31/02                5.79         0.01         (2.65)        (2.64)
       12/31/01               11.02         0.01         (5.24)        (5.23)
       12/31/00               15.09        (0.02)        (4.05)        (4.07)
  07/02(A)-12/31/99           10.00            -          5.09          5.09

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 FIRST TRUST/JNL ENERGY SECTOR FUND

       06/30/03               10.72         0.05          1.13          1.18
       12/31/02               11.11         0.05         (0.44)        (0.39)
       12/31/01               14.91         0.01         (3.81)        (3.80)
       12/31/00               10.27            -          4.64          4.64
  07/02(A)-12/31/99           10.00         0.04          0.23          0.27

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND

      06/30/03                8.68         0.04          0.99          1.03
      12/31/02               10.10         0.07         (1.49)        (1.42)
      12/31/01               11.42         0.04         (1.36)        (1.32)
      12/31/00                8.97         0.02          2.43          2.45
 07/02(A)-12/31/99           10.00         0.02         (1.05)        (1.03)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND

      06/30/03                8.86         0.03          0.69          0.72
      12/31/02                9.42         0.02         (0.58)        (0.56)
      12/31/01               10.31         0.02         (0.91)        (0.89)
      12/31/00                9.55         0.02          0.74          0.76
 07/02(A)-12/31/99           10.00         0.03         (0.48)        (0.45)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND

      06/30/03                8.79        (0.01)         1.99          1.98
      12/31/02               12.67        (0.03)        (3.85)        (3.88)
      12/31/01               13.60        (0.03)        (0.90)        (0.93)
      12/31/00                9.74            -          3.86          3.86
 07/02(A)-12/31/99           10.00            -         (0.26)        (0.26)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND

      06/30/03                4.22        (0.01)         0.84          0.83
      12/31/02                6.72        (0.03)        (2.47)        (2.50)
      12/31/01               12.18            -         (5.46)        (5.46)
      12/31/00               15.39        (0.08)        (3.13)        (3.21)
 07/02(A)-12/31/99           10.00        (0.01)         5.40          5.39

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------



                                                            RATIO OF NET
            Supplemental Data                   Ratio of     Investment
        ---------------------------------------
        ---------------------------------------
Net Asset                 Net Assets,             Expenses to  Income (Loss)
Value, End    Total      End of Period Portfolio  Average Net   to Average
of Period   Return (b)  (in thousands) Turnover   Assets (c)   Net Assets (c)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND

    $3.61     14.60 %     $7,050        16.8 %      0.92%           0.54 %
     3.15    (45.60)       6,104        50.9        0.89            0.15
     5.79    (47.46)      10,471        64.1        0.85           (0.08)
    11.02    (26.97)      12,503        76.0        0.85           (0.25)
    15.09     50.90        5,049        85.7        0.85           (0.08)

---------------------------------------------------------------------------
---------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND

    11.90     11.01        7,680        15.7        0.92            0.77
    10.72     (3.51)       7,408        53.0        0.89            0.42
    11.11    (25.49)       7,468        67.6        0.85            0.33
    14.91     45.18        5,226        54.3        0.85            0.40
    10.27      2.70          762       103.1        0.85            0.47

-------------------------------------------------------------------------
-------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND

     9.71     11.87       15,152        33.3        0.92            0.82
     8.68    (14.06)      14,184        25.3        0.89            0.70
    10.10    (11.56)      15,911        67.6        0.85            0.63
    11.42     27.31       11,278        41.9        0.85            0.53
     8.97    (10.30)       2,496        61.5        0.85            0.73

-------------------------------------------------------------------------
-------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND

     9.58      8.13        9,776        34.5        0.92            0.65
     8.86     (5.94)       9,466        28.5        0.89            0.39
     9.42     (8.63)       8,006        61.7        0.85            0.71
    10.31      7.96        4,301        52.9        0.85            0.57
     9.55     (4.50)       1,673        98.2        0.85            0.76

-------------------------------------------------------------------------
-------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND

    10.77     22.53       22,134        20.5        0.92           (0.23)
     8.79    (30.62)      18,280        44.0        0.89           (0.28)
    12.67     (6.84)      24,500        52.5        0.85           (0.26)
    13.60     39.63       17,462        63.0        0.85            0.04
     9.74     (2.60)       4,046        58.9        0.85            0.15

-------------------------------------------------------------------------
-------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND

     5.05     19.67       17,582        22.6        0.92           (0.54)
     4.22    (37.20)      14,515        32.4        0.89           (0.80)
     6.72    (44.83)      20,044        64.4        0.85           (0.72)
    12.18    (20.86)      20,071        81.5        0.85           (0.72)
    15.39     53.90        7,834        55.7        0.85           (0.40)

-------------------------------------------------------------------------
-------------------------------------------------------------------------


(A) Commencement of operations July 2, 1999.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C) Annualized for periods less than one year.

                                   PROSPECTUS


              December 15, 2003, as supplemented February 18, 2004


                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:


         o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated December 15, 2003, as supplemented February 18, 2004, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).


         o The JNL Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683 (toll-free), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section in Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.


                                                            File No.:  811-09121